GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (28,107)	$ (25,642)	$ (39,055)	$ (84,507)	$ 27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	9,715	13,317	52,277	54,020	60,718
Non-cash interest expense, net	2,833	2,905	11,428	10,518	9,800
Gain on foreign currency transactions	33	(68)	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt			3,607	27,863	(98,187)
Write-off of previously capitalized offering costs			0	0	1,571
Stock based compensation	456	376	1,703	430	164
Deferred income taxes	3,048	806	1,027	6,293	1,603
Reduction in tax uncertainty, net of valuation allowance	(206)	862	(92)	(6,617)	0
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	(8)	(1)	(37)	(484)	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	(21,329)	(22,706)	(5,377)	(13,266)	(3,023)
Inventories	(22,229)	(9,734)	4,696	(6,413)	(120)
Prepaid expenses and other current assets	(511)	(1,365)	(2,534)	(1,948)	7,624
Accounts payable	11,697	23,961	17,606	(4,772)	1,917
Accrued expenses	(13,235)	(19,322)	4,592	15,314	452
Cash payments on restructuring liabilities	(539)	0	(1,177)	(407)	(2,630)
Other	(1,032)	96	449	1,009	(130)
Net cash provided by (used in) operating activities	(59,414)	(36,515)	48,704	(3,459)	6,748
Cash flows from investing activities:
Capital expenditures	(6,665)	(3,350)	(24,646)	(11,490)	(11,105)
Proceeds from sale of assets	11	121	193	102	2,032
Acquisitions, net of cash acquired			(100)	0	0
Net cash used in investing activities	(6,654)	(3,229)	(24,553)	(11,388)	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	0	34,000	102,991	423,684	145,709
Payments on long-term debt			(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	50,000	15,000	(40,000)	55,000	5,000
Net revolver borrowings				(30,000)
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					2,428
Payment of early tender premium			(9,844)	(49,769)	0
Equity repurchases			0	(14,049)	(2,978)
Debt issuance costs paid	(62)	(866)	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent			0	0	(1,532)
Net cash provided by (used in) financing activities	49,938	48,134	(8,813)	9,198	2,407
Impact of exchange rate movements on cash	98	107	156	(149)	353
Net increase (decrease) in cash and cash equivalents	(16,032)	8,497	15,494	(5,798)	435
Cash and cash equivalents at the beginning of the period	27,194	11,700	11,700	17,498	17,063
Cash and cash equivalents at the end of the period	11,162	20,197	27,194	11,700	17,498
Guarantor Ply Gem Holdings, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(28,107)	(25,642)	(39,055)	(84,507)	27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	0	0
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	28,107	25,642	39,055	84,507	(27,667)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	0	0	0	0	0
Issuer Ply Gem Industries, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(28,107)	(25,642)	(39,055)	(84,507)	27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	63	42	171	169	168
Non-cash interest expense, net	2,833	2,905	11,428	10,518	9,800
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			3,607	27,863	(98,187)
Write-off of previously capitalized offering costs					1,571
Stock based compensation	456	376	1,703	431	164
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	27,974	25,481	33,458	59,179	52,648
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	(743)	(623)	616	(176)	(1,488)
Accounts payable	90	(300)	(466)	321	(199)
Accrued expenses	(16,253)	(15,657)	(562)	11,300	(4,384)
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	(1)	(1)
Net cash provided by (used in) operating activities	(13,687)	(13,418)	10,900	25,097	(12,241)
Cash flows from investing activities:
Capital expenditures	(352)	(296)	(810)	(63)	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	(352)	(296)	(810)	(63)	0
Cash flows from financing activities:
Proceeds from long-term debt		34,000	102,991	423,684	145,709
Payments on long-term debt			(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	50,000	15,000	(40,000)	55,000	5,000
Net revolver borrowings				(30,000)
Proceeds from intercompany investment	(45,790)	(25,221)	13,477	(37,826)	14,665
Equity contribution					2,428
Payment of early tender premium			(9,844)	(49,769)
Equity repurchases			0	(14,049)	(2,978)
Debt issuance costs paid	(62)	(866)	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent					(1,532)
Net cash provided by (used in) financing activities	4,148	22,913	4,664	(28,628)	17,072
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(9,891)	9,199	14,754	(3,594)	4,831
Cash and cash equivalents at the beginning of the period	23,332	8,578	8,578	12,172	7,341
Cash and cash equivalents at the end of the period	13,441	17,777	23,332	8,578	12,172
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	(25,832)	(24,821)	(35,228)	(61,040)	(58,978)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	9,283	13,032	51,095	52,951	59,761
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	(1)	0
Deferred income taxes	2,948	835	844	7,872	981
Reduction in tax uncertainty, net of valuation allowance	(206)	837	(92)	(6,617)
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	(8)	2	(37)	(481)	(156)
Changes in operating assets and liabilities:
Accounts receivable, net	(20,146)	(22,689)	(5,909)	(13,107)	(3,730)
Inventories	(22,625)	(9,993)	5,704	(5,253)	(1,384)
Prepaid expenses and other current assets	1,117	2,013	(4,586)	(1,622)	6,634
Accounts payable	11,845	26,023	19,195	(6,593)	1,090
Accrued expenses	2,728	(4,287)	5,794	3,256	4,211
Cash payments on restructuring liabilities	(539)		(1,177)	(407)	(2,630)
Other	(34)	3	(240)	531	(554)
Net cash provided by (used in) operating activities	(41,469)	(19,045)	35,363	(30,511)	5,245
Cash flows from investing activities:
Capital expenditures	(6,210)	(2,869)	(22,969)	(10,490)	(10,275)
Proceeds from sale of assets	11	121	284	102	2,032
Acquisitions, net of cash acquired			(100)
Net cash used in investing activities	(6,199)	(2,748)	(22,785)	(10,388)	(8,243)
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	45,790	25,221	(13,477)	38,608	(711)
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	45,790	25,221	(13,477)	38,608	(711)
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(1,878)	3,428	(899)	(2,291)	(3,709)
Cash and cash equivalents at the beginning of the period	(4,307)	(3,408)	(3,408)	(1,117)	2,592
Cash and cash equivalents at the end of the period	(6,185)	20	(4,307)	(3,408)	(1,117)
Non-Guarantor Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	(2,142)	(660)	1,770	1,861	6,330
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	369	243	1,011	900	789
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	33	(68)	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	0	0
Deferred income taxes	100	(29)	183	(1,579)	622
Reduction in tax uncertainty, net of valuation allowance	0	25	0	0
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	0	(3)	0	(3)	(12)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,183)	(17)	532	(159)	707
Inventories	396	259	(1,008)	(1,160)	1,264
Prepaid expenses and other current assets	(885)	(2,755)	1,436	(150)	2,478
Accounts payable	(238)	(1,762)	(1,123)	1,500	1,026
Accrued expenses	290	622	(640)	758	625
Cash payments on restructuring liabilities	0		0	0	0
Other	(998)	93	689	479	425
Net cash provided by (used in) operating activities	(4,258)	(4,052)	2,441	1,955	13,744
Cash flows from investing activities:
Capital expenditures	(103)	(185)	(867)	(937)	(830)
Proceeds from sale of assets	0	0	(91)	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	(103)	(185)	(958)	(937)	(830)
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	(782)	(13,954)
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	(782)	(13,954)
Impact of exchange rate movements on cash	98	107	156	(149)	353
Net increase (decrease) in cash and cash equivalents	(4,263)	(4,130)	1,639	87	(687)
Cash and cash equivalents at the beginning of the period	8,169	6,530	6,530	6,443	7,130
Cash and cash equivalents at the end of the period	3,906	2,400	8,169	6,530	6,443
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	56,081	51,123	72,513	143,686	24,981
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0		0	0
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	(56,081)	(51,123)	(72,513)	(143,686)	(24,981)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0